Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 19,944	$ 16,625	$ 37,348	$ 30,891
Weighted average number of ordinary shares for basic earnings per share	18,150,489	18,131,797	18,150,489	18,124,482
Weighted average number of ordinary shares for diluted earnings per share	18,471,952	18,519,769	18,508,238	18,420,761
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	$ 1.1	$ 0.92	$ 2.06	$ 1.7
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	$ 1.08	$ 0.9	$ 2.02	$ 1.68
Number of deferred exchange shares	2,000,000		2,000,000